Cover	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	GOLUB CAPITAL DIRECT LENDING CORPORATION
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01412
Entity Tax Identification Number	87-1489837
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001868878
Entity Ex Transition Period	true